Certain Relationships and Related Transactions (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 10, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Certain relationships and related transactions
Billings to U.S. Cellular from TDS			$ 96,200	$ 91,100	$ 99,200
Cash received from divestitures and exchanges			$ 316,729	179,842	811,120
Tower sale
Certain relationships and related transactions
Number of towers			595
Cash received from divestitures and exchanges			$ 159,000
Sidley Austin LLP
Certain relationships and related transactions
Legal expense			$ 8,700	$ 10,700	13,200
Description of related transaction			The following persons are partners of Sidley Austin LLP, the principal law firm of U.S. Cellular and its subsidiaries: Walter C.D. Carlson, a director of U.S. Cellular, a director and non-executive Chairman of the Board of Directors of TDS and a trustee and beneficiary of a voting trust that controls TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications Corporation and an Assistant Secretary of U.S. Cellular and certain other subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS, U.S. Cellular or their subsidiaries. U.S. Cellular and its subsidiaries incurred legal costs from Sidley Austin LLP of $8.7 million in 2015, $10.7 million in 2014 and $13.2 million in 2013.
Airadigm Communications, Inc.
Certain relationships and related transactions
Description of related transaction			In December 2014, U.S. Cellular entered into an agreement to sell 595 towers outside of its core markets to a third party for $159 million. The sale of certain of the towers was completed in December 2014, and the sale of the remaining towers was completed in January 2015. See Note 6 – Acquisitions, Divestitures and Exchanges in the Notes to Consolidated Financial Statements. Of the 595 towers, six towers were acquired by U.S. Cellular from Airadigm for a total of $2.6 million. These six towers were included as part of the sale of towers by U.S. Cellular in order to avoid the need for two sets of transaction documents. The value of $2.6 million paid by U.S. Cellular to Airadigm for such six towers was determined using the same method of valuation that was used to value the towers owned by U.S. Cellular that were sold to the third party. The Audit Committee of the board of directors reviewed and evaluated this transaction between U.S. Cellular and Airadigm. In December 2013, TDS initially proposed to have Airadigm sell to U.S. Cellular the FCC spectrum licenses, towers and customers in certain Airadigm markets for $110 million in cash. Because TDS owns 100% of the common stock of Airadigm and approximately 84% of the common stock of U.S. Cellular, this proposal was a related party transaction. Accordingly, the U.S. Cellular Board of Directors formed a Special Committee comprised entirely of independent and disinterested directors with exclusive authority to consider, negotiate and, if appropriate, approve any such transaction with Airadigm without any further involvement of the full board. The U.S. Cellular Special Committee engaged independent financial advisors and legal counsel. The transaction was negotiated between representatives of TDS and Airadigm, on the one hand, and the Special Committee and its representatives, on the other hand. The U.S. Cellular Special Committee also received a fairness opinion from its independent financial advisor. Following these events, the Special Committee approved a License Purchase and Customer Recommendation Agreement between U.S. Cellular and Airadigm. Pursuant to the License Purchase and Customer Recommendation Agreement, on September 10, 2014, Airadigm transferred to U.S. Cellular Federal Communications Commission (“FCC”) spectrum licenses and certain tower assets in certain markets in Wisconsin, Iowa, Minnesota and Michigan, in consideration for $91.5 million in cash. See Note 6 – Acquisitions, Divestitures and Exchanges in the Notes to Consolidated Financial Statements.
Number of towers purchased		6		6
Purchase price	$ 91,500	$ 2,600
TDS ownership percentage			100.00%
Airadigm Communications, Inc. | Proposed purchase price
Certain relationships and related transactions
Purchase price					110,000
TDS
Certain relationships and related transactions
Description of related transaction			U.S. Cellular is billed for all services it receives from TDS, pursuant to the terms of various agreements between it and TDS. These billings are included in U.S. Cellular's Selling, general and administrative expenses. Some of these agreements were established at a time prior to U.S. Cellular's initial public offering when TDS owned more than 90% of U.S. Cellular's outstanding capital stock and may not reflect terms that would be obtainable from an unrelated third party through arms-length negotiations. Billings from TDS and certain of its subsidiaries to U.S. Cellular are based on expenses specifically identified to U.S. Cellular and on allocations of common expenses. Such allocations are based on the relationship of U.S. Cellular's assets, employees, investment in property, plant and equipment and expenses relative to all subsidiaries in the TDS consolidated group. Management believes the method TDS uses to allocate common expenses is reasonable and that all expenses and costs applicable to U.S. Cellular are reflected in its financial statements. Billings to U.S. Cellular from TDS totaled $96.2 million, $91.1 million and $99.2 million in 2015, 2014 and 2013, respectively.
Billings to U.S. Cellular from TDS			$ 96,200	$ 91,100	$ 99,200
TDS ownership percentage			84.00%